Note 15 - Stock Compensation Plans - Summary of Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - The Option Plan and Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Outstanding at the beginning of the year (in shares)	224,033
Outstanding at the beginning of the year, weighted average exercise price (in dollars per share)	$ 15.98
Outstanding at end of period, weighted average remaining contractual life (Year)	6 years 3 months 18 days	8 years 7 months 6 days
Granted, number of shares (in shares)	0
Granted, weighted average exercise price (in dollars per share)	$ 0
Exercised, number of shares (in shares)	0
Exercised, weighted average exercise price (in dollars per share)	$ 0
Forfeited, number of shares (in shares)	0
Forfeited, weighted average exercise price (in dollars per share)	$ 0
Outstanding (in shares)	224,033	224,033
Outstanding, weighted average exercise price (in dollars per share)	$ 15.98	$ 15.98
Exercisable at the end of the period (in shares)	118,033
Exercisable at end of period, weighted average exercise price (in dollars per share)	$ 14.36
Exercisable at end of period, weighted average remaining contractual life (Year)	4 years 6 months